Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended		3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 15, 2014
Summary Of Significant Accounting Policies [Line Items]
Accounts receivable, allowance for doubtful accounts	$ 37,248		$ 12,619		$ 37,248
Deferred revenue							7,500,000	7,500,000
Lease term	10 years
Tax benefits attributed to share-based compensation expense	0		0
Potentially dilutive securities outstanding but excluded from computation of earnings per share	1,800,000	1,600,000	1,630,000	1,589,000
Patents [Member]
Summary Of Significant Accounting Policies [Line Items]
Accumulated amortization	335,435		303,305	260,475	335,435
Amortization expense	32,130	33,750	42,830	37,510	10,710	11,250
Estimated amortization expense,next twelve months	40,000		40,000		40,000
Estimated amortization expense,year two	40,000		40,000		40,000
Estimated amortization expense,year three	40,000		40,000		40,000
Estimated amortization expense,year four	40,000		40,000		40,000
Estimated amortization expense,year five	$ 40,000		$ 40,000		$ 40,000